SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES

AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE ANNUITY ACCOUNT FIVE

Seasons Variable Annuity

Seasons Advantage Variable Annuity

Seasons Advisor Variable Annuity

Seasons Advisor II Variable Annuity

Seasons Advisor III Variable Annuity

Seasons Elite Variable Annuity

Seasons Preferred Solution Variable Annuity

Seasons Select Variable Annuity

Seasons Select II Variable Annuity dated May 1, 2017

Seasons Triple Elite Variable Annuity

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS VARIABLE ANNUITY ACCOUNT FIVE

Seasons Elite Variable Annuity

Seasons Select II Variable Annuity

Seasons Triple Elite Variable Annuity

Effective October 9, 2017, the following Underlying Funds of SunAmerica Series Trust (“SAST”) and Seasons Series Trust (“SST”) have been renamed as indicated below. Accordingly, all references in the prospectus are replaced as follows.

Current Underlying Fund Name	New Underlying Fund Name	Managed By:	Trust
American Funds® Global Growth SAST	SA American Funds® Global Growth	Capital Research and Management Company	SAST

American Funds® Growth SAST	SA American Funds® Growth	Capital Research and Management Company	SAST

American Funds® Growth-Income SAST	SA American Funds® Growth-Income	Capital Research and Management Company	SAST

SunAmerica Dynamic Allocation	SA VCP Dynamic Allocation	SunAmerica Asset Management, LLC and AllianceBernstein L.P.	SAST

SunAmerica Dynamic Strategy	SA VCP Dynamic Strategy	SunAmerica Asset Management, LLC and AllianceBernstein L.P.	SAST

Ultra Short Bond	SA DFA Ultra Short Bond	Dimensional Fund Advisors LP	SAST

Asset Allocation: Diversified Growth	SA Putnam Asset Allocation Diversified Growth	Putnam Investment Management, LLC	SST

Diversified Fixed Income	SA Multi-Managed Diversified Fixed Income	PineBridge Investments LLC and Wellington Management Company, LLP	SST

International Equity	SA Multi-Managed International Equity	Schroder Investment Management North America Inc., T. Rowe Price Associates, Inc. and SunAmerica Asset Management, LLC	SST

Large Cap Growth	SA Multi-Managed Large Cap Growth	Goldman Sachs Asset Management, L.P., Janus Capital Management LLC and SunAmerica Asset Management, LLC	SST

Large Cap Value	SA Multi-Managed Large Cap Value	American Century Investment, Inc., Wellington Management Company LLP and SunAmerica Asset Management, LLC	SST

Managed Allocation Balanced	SA Allocation Balanced	SunAmerica Asset Management, LLC	SST

Managed Allocation Growth	SA Allocation Growth	SunAmerica Asset Management, LLC	SST

Managed Allocation Moderate	SA Allocation Moderate	SunAmerica Asset Management, LLC	SST

Managed Allocation Moderate Growth	SA Allocation Moderate Growth	SunAmerica Asset Management, LLC	SST

Mid Cap Growth	SA Multi-Managed Mid Cap Growth	T. Rowe Price Associates, Inc., Wellington Management Company LLP and SunAmerica Asset Management, LLC	SST

Mid Cap Value	SA Multi-Managed Mid Cap Value	T. Rowe Price Associates, Inc., Massachusetts Financial Services Company and SunAmerica Asset Management, LLC	SST

Multi-Managed Growth	SA Multi-Managed Growth	J.P. Morgan Investment Management Inc., Janus Capital Management, LLC and Wellington Management Company LLP	SST

Multi-Managed Income	SA Multi-Managed Income	Janus Capital Management, LLC and Wellington Management Company LLP	SST

Multi-Managed Income/Equity	SA Multi-Managed Income/Equity	Janus Capital Management, LLC and Wellington Management Company LLP	SST

Multi-Managed Moderate Growth	SA Multi-Managed Moderate Growth	J.P. Morgan Investment Management Inc., Janus Capital Management, LLC and Wellington Management Company LLP	SST

Small Cap	SA Multi-Managed Small Cap	PNC Capital Advisors, LLC, J.P. Morgan Investment Management Inc. and SunAmerica Asset Management, LLC	SST

Stock	SA T. Rowe Price Growth Stock	T. Rowe Price Associates, Inc.	SST

Real Return	SA Wellington Real Return	Wellington Management Company LLP	SST

Dated: October 9, 2017                     Please keep this Supplement with your Prospectus

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